SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - John Deere Savings and Investment Plan - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Summary Of Significant Accounting Policies
Participants balances transferred to plan	$ 57,552,000	$ 57,552,000
Administrative expense per participant		$ 2